Consolidated balance sheet - CAD ($) $ in Millions		Jan. 31, 2022	Oct. 31, 2021
ASSETS
Cash and non-interest-bearing deposits with banks	[1]	$ 23,259	$ 34,573
Interest-bearing deposits with banks		20,091	22,424
Securities (Note 5)		179,003	161,401
Cash collateral on securities borrowed		14,096	12,368
Securities purchased under resale agreements		66,975	67,572
Loans (Note 6)
Residential mortgages		257,109	251,526
Personal		42,679	41,897
Credit card		11,122	11,134
Business and government		164,697	150,213
Allowance for credit losses		(2,838)	(2,849)
Total loans		472,769	451,921
Other
Derivative instruments		33,066	35,912
Customers' liability under acceptances		10,618	10,958
Property and equipment		3,325	3,286
Goodwill		5,060	4,954
Software and other intangible assets		2,070	2,029
Investments in equity-accounted associates and joint ventures		682	658
Deferred tax assets		287	402
Other assets		30,363	29,225
Other miscellaneous assets		85,471	87,424
Total assets		861,664	837,683
Deposits (Note 7)
Personal		220,082	213,932
Business and government		362,362	344,388
Bank		19,794	20,246
Secured borrowings		47,470	42,592
Deposits		649,708	621,158
Obligations related to securities sold short		23,272	22,790
Cash collateral on securities lent		2,286	2,463
Obligations related to securities sold under repurchase agreements		68,422	71,880
Other
Derivative instruments		29,236	32,101
Acceptances		10,656	10,961
Deferred tax liabilities		44	38
Other liabilities		25,217	24,923
Other miscellaneous liabilities		65,153	68,023
Subordinated indebtedness		5,531	5,539
Equity
Contributed surplus		116	110
Retained earnings		26,807	25,793
Accumulated other comprehensive income (AOCI)		1,398	1,069
Total shareholders' equity		47,103	45,648
Non-controlling interests		189	182
Total equity		47,292	45,830
Total liabilities and equities		861,664	837,683
Preferred shares and other equity instruments [member]
Equity
Issued shares (Note 8)		4,325	4,325
Total equity		4,325	4,325
Common shares [member]
Equity
Issued shares (Note 8)		14,457	14,351
Total equity		$ 14,457	$ 14,351

[1]	Includes restricted cash of $462 million (October 31, 2021: $446 million; January 31, 2021: $493 million) and interest-bearing demand deposits with Bank of Canada.